Investment in Associates - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	$ 49,734
Loss in associate	2,052	$ 7,946
Balance of investment in Maverix, December 31,	55,017	49,734
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	48,284	29,371
Investment in associate	2,473	0
Dilution gain	2,273	10,979
Adjustment for change in ownership interest	758	10,967
Loss in associate	(221)	(3,033)
Balance of investment in Maverix, December 31,	53,567	48,284
Other [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	1,450
Balance of investment in Maverix, December 31,	$ 1,450	$ 1,450